Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Nonvested Restricted Stock Units Activity
The following table summarizes the status of the Company's RSUs for the years ended December 31, 2025, 2024 and 2023.

	For the year ended December 31,
	2025		2024		2023
(dollars in thousands, except per share amounts)	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Non-vested beginning of year	35,336	$22.84	18,277	$20.63	—	$—
Granted	18,174	30.94	23,151	24.68	18,277	20.63
Vested	13,806	22.32	6,092	23.81	—	—
Forfeited	667	32.01	—	—	—	—
Non-vested end of year	39,037	$26.64	35,336	$22.84	18,277	$20.63